Consolidated Statements of Operations and other Comprehensive Loss (Unaudited) - $ / shares		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
LOSS PER SHARE - BASIC	[1]	$ (0.41)	$ (0.03)
LOSS PER SHARE - DILUTED	[1]	$ (0.41)	$ (0.03)
WEIGHTED AVERAGE SHARES OUTSTANDING - BASIC	[1]	38,483,415	33,431,259
WEIGHTED AVERAGE SHARES OUTSTANDING - DILUTED	[1]	38,483,415	33,431,259

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 12)